Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31, 2025	June 30, 2026
Office equipment, fixtures and furniture	$8,806	$8,808
Mining equipment	63,672	63,672
Motor vehicle	208	213
Less: Accumulated depreciation	(37,507)	(37,859)
Less: Impairment	(33,589)	(33,589)
Total	$1,590	$1,245